TAXATION	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
TAXATION

18. TAXATION

British Virgin Islands (“BVI”)

The Company is incorporated in the BVI. Under the current laws of the BVI, the Company is not subject to income or capital gains taxes. Additionally, dividend payments are not subject to withholdings tax in the BVI.

Taiwan

MKD Taiwan, a subsidiary incorporated in Taiwan, is subject to a tax rate of 20% for entities under R.O.C. Income Tax Law.

Samoa

MKD Samoa was incorporated in Samoa and, under the current laws of Samoa, is not subject to tax on its income or capital gains. Additionally, dividend payments are not subject to withholdings tax in Samoa.

Mainland China

Under the Law of the People’s Republic of China on Enterprise Income Tax (“New EIT Law”), which was effective from January 1, 2008, both domestically-owned enterprises and foreign-invested enterprises are subject to a uniform tax rate of 25% while preferential tax rates, tax holidays and even tax exemption may be granted on case-by-case basis.

EIT grants preferential tax treatment to High and New Technology Enterprises (“HNTEs”) at a rate of 15%, subject to a requirement that they re-apply for HNTE status every three years. The Company’s subsidiary, MKD Jiaxing, was approved as HNTE and is entitled to a reduced income tax rate of 15% from 2021 to 2023. In December 2024, the HNTE certification was renewed, extending the reduced tax rate of 15% from 2024 to 2026. The Company’s subsidiary, MKD Shanghai have applicable EIT rate of 25%.

The income tax expense consisted of the following components:

For the years ended December 31,
	2022	2023	2024

Current income tax expense	$-	$-	$-
Deferred income tax benefit	-	-	-
Total income tax expense	$-	$-	$-

Loss before provision for income taxes is attributable to the following geographic locations for the years ended December 31, 2022, 2023 and 2024:

	For the years ended December 31,
	2022	2023	2024
Taiwan	$(859,741)	$(1,080,901)	$(524,817)
PRC	(357,345)	(915,690)	(2,072,174)
Others		(71,470)	(560,004)
Total loss before income taxes	$(1,217,086)	$(2,068,061)	$(3,156,995)

MKDWELL TECH INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

18.	TAXATION - Continued

A reconciliation between the Company’s actual provision for income taxes and the provision at the Taiwan statutory rate is as follows:

	For the years ended December 31,
	2022	2023	2024
Loss before income tax expense	$(1,217,086)	$(2,068,061)	$(3,156,995)
Taiwan statutory tax rate	20%	20%	20%
Computed income tax expense with Taiwan statutory tax rate	$(243,417)	$(413,612)	$(631,399)
Tax effect of different tax rates in other jurisdictions	(18,404)	(29,619)	8,392
Tax effect of additional deduction for R&D expenses	(47,431)	(70,546)	(51,817)
Prior year true up	-	56,362	-
Non-taxable item	674	110,872	2,561
Exchange rate effect	(2,265)	(17,054)	-
Tax effect on deferred tax allowance	310,843	363,597	672,263
Income tax expense	$-	$-	$-

As of December 31, 2023 and 2024, the significant components of the deferred tax assets were summarized below:

	As of December 31,
	2023	2024
Deferred tax assets:
Net operating loss carried forward	$2,826,537	$3,028,871
Impairment loss	305,219	312,677
Impact of foreign exchange	6,425	10,363
Lease liability	46,998	33,285
Total deferred tax assets	3,185,179	3,385,196
Valuation allowance	(3,140,578)	(3,354,499)
Deferred tax assets, net of valuation allowance	44,601	30,697

Deferred tax liabilities:
Right of use asset	(44,601)	(30,697)
Total deferred tax liabilities	(44,601)	(30,697)
Total deferred tax assets, net	$-	$-

As of December 31, 2024, the Company had net operating loss carryforwards of approximately US$14.2 million, which arose from the Company’s subsidiaries, established in Taiwan, China, Samoa, and Mainland China. As of December 31, 2023 and 2024, deferred tax assets from the net operating loss carryforwards amounted to US$2,826,537 and US$3,028,871, respectively, and the Company has provided a valuation allowance of US$3,140,578 and US$3,354,499, respectively as it has concluded that it is more likely than not that these deferred tax assets would not be utilized in the future.

MKDWELL TECH INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

18.	TAXATION - Continued

The movement of valuation allowance provision for deferred tax assets was as follows:

Balance as of December 31, 2021	$3,093,005
Current year addition	311,190
Expire of net operation loss	(152,259)
Exchange rate effect	(288,345)
Balance as of December 31, 2022	$2,963,591
Current year addition	363,597
Expire of net operation loss	(168,776)
Exchange rate effect	(17,834)
Balance as of December 31, 2023	$3,140,578
Current year addition	672,263
Expire of net operation loss	(286,411)
Exchange rate effect	(171,931)
Balance as of December 31, 2024	$3,354,499

For entities incorporated in Taiwan, net loss can be carried forward for ten years; for entities incorporated in Samoa, net loss can be carried forward indefinitely; for entities incorporated in Mainland China, net loss can be carried forward for five years, while for HNTEs net loss can be carried forward for ten years. As of December 31, 2024, the Company had net operating loss carryforwards of approximately US$9.38 million and US$4.83 million for entities incorporated in Taiwan and Mainland China, respectively. As of December 31, 2024, net operating loss carryforwards will expire, if unused, in the following amounts:

For the fiscal years ending December 31,	Amount
2025	$1,142,774
2026	1,185,384
2027	1,209,270
2028	1,179,362
2029	1,271,550
Thereafter	8,229,046
Total	$14,217,386

The Group evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2023 and 2024, the Group did not have any unrecognized uncertain tax positions and the Group does not believe that its unrecognized tax benefits will change over the next twelve months. For the years ended December 31, 2023 and 2024, the Company did not incur any interest and penalties related to potential underpaid income tax expenses.

As of December 31, 2024, the tax years ended December 31, 2018 through 2024 for the Group’s subsidiaries in the PRC are generally subject to examination by the PRC tax authorities. As of December 31, 2024, the tax years ended December 31, 2018 through 2024 for the Group’s subsidiary in the Taiwan is generally subject to examination by the Taiwan tax authorities.

MKDWELL TECH INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)